UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     May 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $456,513 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751y106    56731  1381000 SH       SOLE                  1381000        0        0
AEGEAN MARINE PETROLEUM NETW   SHS              y0017s102     7621   455000 SH       SOLE                   455000        0        0
BOYD GAMING CORP               COM              103304101     6271  1681100 SH       SOLE                  1681100        0        0
CHICOS FAS INC                 COM              168615102     4362   812300 SH       SOLE                   812300        0        0
COCA COLA ENTERPRISES INC      COM              191219104    13169   998400 SH       SOLE                   998400        0        0
EXPRESS SCRIPTS INC            COM              302182100    17152   371500 SH       SOLE                   371500        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562p111       50   996600 SH       SOLE                   996600        0        0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907r108    12313   703600 SH       SOLE                   703600        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    12905   439400 SH       SOLE                   439400        0        0
NAVISTAR INTL CORP NEW         COM              63934e108     8582   256500 SH       SOLE                   256500        0        0
PACTIV CORP                    COM              695257105    27823  1907000 SH       SOLE                  1907000        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    95206  4300200 SH       SOLE                  4300200        0        0
SANDERSON FARMS INC            COM              800013104    25136   669400 SH       SOLE                   669400        0        0
SPDR TR                        UNIT SER 1       78462f103    33557   422000 SH       SOLE                   422000        0        0
SUNCOR ENERGY INC              COM              867229106    44420  2000000 SH       SOLE                  2000000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    19476   546000 SH       SOLE                   546000        0        0
TUPPERWARE BRANDS CORP         COM              899896104    33467  1969800 SH       SOLE                  1969800        0        0
TYSON FOODS INC                CL A             902494103    38272  4075800 SH       SOLE                  4075800        0        0